CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	1,952	1,952
Preferred stock, shares outstanding (in shares)	1,952	1,952
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	2,000,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	131,863,969	6,154,758	4,522,656
Common stock, shares outstanding (in shares)	131,605,544	5,896,333	4,444,097
Treasury stock, shares	258,425	258,425	78,559